Financial instruments and risk management	12 Months Ended
Dec. 31, 2020
Financial instruments and risk management
Financial instruments and risk management

(8)   Financial instruments and risk management

The Company is exposed to market risks, liquidity risks and credit risks for the use of financial instruments, for which reason it exercises its risk management.

This note presents information on the Company’s exposure to each one of the aforementioned risks, as well as the Company’s objectives, policies and processes for the measurement and management of financial risks.

Risk management framework

The philosophy adopted by the Company seeks to minimize risks and, therefore maximize business stability, focusing decisions on creating an optimum combination of products and assets that produce a risk – return ratio more in agreement with the risk profile of its stockholders.

In order to establish a clear and optimal organizational structure with respect to risk management, a Risk Committee has been established which is the specialized body in charge of defining, proposing, approving and implementing the objectives, policies, procedures, methodologies and strategies, as well as the determination of the maximum limits of exposure to risk and contingency plans.

At December 31, 2020, 2019 and 2018, the Company has not identified the existence of embedded derivatives.

Some of the Company’s derivative financial instruments as of December 31, 2020, 2019 and 2018 meet the requirements to be treated as hedging instruments for accounting purposes (319,506,  24,352 and 1,500 thousand U.S. dollars of notional amounts).

Some of the Company’s derivative financial instruments as of December 31, 2020 are recognized in earnings through profit or loss for accounting purposes  (60,000 thousand U.S. dollars of notional amounts). During 2019 and 2018 certain derivative financial instruments held by the Company do not meet the requirements to be treated hedging instruments for accounting purposes.

Management by type or risk

a)   Categories of financial assets and liabilities

The Company’s financial assets and liabilities are shown below:

	December 31,
	2020	2019	2018
Financial assets
Cash and cash equivalents	$17,286,374	18,662,765	17,901,845
Investment in securities at fair value through profit or loss	1,018,322	186,284	550,068
Investment in securities at fair value through other comprehensive income	937,715	315,761	—
Investments in life insurance	71,431	65,545	66,177
Trade receivables	2,704,058	2,523,092	2,444,013
Due from related parties	686	13,674	99
Other long-term receivables	193,689	173,488	171,222
Derivative financial instruments	—	18,098	6,570

Financial liabilities
Current and non-current financial debt	$(2,517,965)	(4,928,607)	(5,037,600)
Trade payables, sundry creditors and expenses payable	(5,049,103)	(4,491,171)	(4,593,344)
Current and non-current lease liabilities	(719,711)	(803,050)	—
Due to related parties	(80,842)	(76,704)	(147,514)
Derivative financial instruments	(194,181)	—	—

b)   Credit risk

Credit risk is defined as the potential loss of a portfolio of an amount owed to the Company due to lack of payment from a debtor, or for breach by a counterparty with which derivative financial instruments and investment in securities transactions are conducted.

The risk management process contemplates the use of derivative financial instruments, which are exposed to a market risk, as well as counterparty risk.

Measurement and monitoring of counterparty risk

In terms of valuation and monitoring of Over the counter (“OTC”) derivative financial instruments and investments in securities, the Company currently measures its counterparty risk by identifying the Credit Valuation Adjustment (“CVA”) and Debit Valuation Adjustment (“DVA”).

For investments in securities denominated in Mexican pesos, the financial instruments valuation models used by price vendors incorporate market movements and credit quality of issuers, thereby implicitly including the counterparty risk of the transaction in the fair value measurement; therefore, the position in investment in securities includes the counterparty risk and no additional adjustment is carried out. The price of the instruments obtained from the price vendor is the mid-point between the bid price and the ask price (the “mid-price”).

Investments in securities denominated in a foreign currency, not listed in Mexico, are recorded at prices contained in the broker’s statements of account. The Company validates these market prices using Bloomberg, which incorporate market movements and the credit quality of issuers; thereby implicitly including the counterparty risk of the transaction and no related adjustment is carried out. The prices obtained from Bloomberg are mid prices.

Trade accounts receivable and other accounts receivable measurement and monitoring

It is the policy of the Company to establish an allowance for doubtful accounts to cover the balances of accounts receivable that are not likely to be recovered. To set the required allowance, the Company considers historical losses, assesses current market conditions, as well as customers’ financial conditions, accounts receivable in litigation, price differences, portfolio aging and current payment patterns.

The impairment assessment of accounts receivable is performed on a collective basis, as there are no accounts with individually significant balances. The Company’s products are marketed to a large number of customers without, except as described in note 6 c, any significant concentration with a specific customer. As part of the objective evidence that an account receivable portfolio is impaired, the Company considers past experiences with respect to collection, increases in the number of overdue payments in the portfolio exceeding the average loan period, as well as observable changes in national and local economic conditions that correlate to defaults.

The Company has a credit policy under which each new customer is analyzed individually in terms of its creditworthiness before offering it payment terms and conditions. The Company’s review includes internal and external assessments, and in some cases, bank references and a search in the Public Registry of Properties. For each customer, purchase limits are established, which represent the maximum credit amount. Customers that do not meet the Company’s credit references can solely conduct transactions in cash or through advance payments.

The allowance for doubtful accounts includes trade accounts receivable that are in process of legal recovery, which amount to $143,278,  $140,304 and $142,388 as of December 31, 2020, 2019 and 2018, respectively. The reconciliation of movements of the allowance for doubtful accounts, and the analysis of past-due accounts receivable but not impaired, are presented in note 9.

The Company receives credit enhancements on credit lines granted to its clients, which consist of real and personal property, such as land, buildings, houses, vehicles, letters of credit, cash deposits and others. As of December 31, 2020, 2019 and 2018, the fair value of such credit enhancements, determined by an appraisal at the time the credit lines were granted, is $180,513,  $663,500 and $572,085, respectively.

The fair value of trade accounts receivable is similar to the carrying amount, as the terms granted under credit lines are of a short term nature and do not include significant finance components.

Investments

The Company limits its exposure to credit risk investing solely with counterparties that have been rated on a well-recognized credit rating scale or are deemed to be investment grade. Management constantly monitors credit ratings, and as it invests solely in securities with high credit ratings, it is not expected that any counterparty will fail to fulfill its obligations.

Financial guarantees granted

It is the Company’s policy to grant financial guarantees solely to 100% owned subsidiary companies.

Exposure to credit risk

The carrying amount of financial assets represents the maximum credit exposure, which as of the reporting date is as follows:

	December 31,
	2020	2019	2018
Cash and cash equivalents	$17,286,374	18,662,765	17,901,845
Investments in securities at fair value through profit or loss	1,018,322	186,284	550,068
Investment in securities at fair value through other comprehensive income	937,715	315,761	—
Investments in life insurance	71,431	65,545	66,177
Accounts receivable net of guarantees received	2,717,920	2,046,754	1,986,102
Derivative financial instruments	—	18,098	6,570
	$22,031,762	21,295,207	20,510,762

c)   Liquidity risk

Liquidity risk is defined as the potential loss stemming from the impossibility to renew liabilities or enter into other liabilities under normal terms, the early or forced sale of assets or the need to grant unusual discounts in order to meet obligations, or by the fact that a position cannot be disposed of, acquired or covered promptly through the establishment of an equivalent contrary position.

Liquidity risk management process considers the management of the assets and liabilities included in the consolidated statements of financial position (Assets Liabilities Management - ALM) in order to anticipate funding difficulties because of extreme events.

Monitoring

The Company’s areas of risk management and financial planning measure, monitor and report to the Risk Committee liquidity risks associated with the ALM and prepare limits for the authorization, implementation and operation thereof, as well as contingent action measures in case of liquidity requirements.

Liquidity risk caused by differences between current and projected cash flows at different dates are measured and monitored, considering all asset and liability positions of the Company denominated in local and foreign currency. Similarly, funding diversification and sources to which the Company has access are evaluated.

The Company quantifies the potential loss arising from early or forced sale of assets or sale at unusual discounts to meet its obligations in a timely manner, as well as by the fact that a position cannot be disposed of, acquired or covered timely through the establishment of a contrary equivalent position.

Liquidity risk monitoring considers a liquidity gap analysis, scenarios for lack of liquidity and use of alternative sources of financing.

Below are the contractual maturities of the financial liabilities, including estimated interest payments. As of the date of the consolidated financial statements, there are no financial instruments which have been offset or recognized positions that are subject to offsetting rights.

Maturity table

	December 31, 2020
	Less than 1 year	1 to 3 years	3 to 5 years
Trade payables, sundry creditors and expenses payable	$5,049,103	—	—
Due to related parties	80,842	—	—
Derivative financial instruments	194,181	—	—
Lease liabilities	278,981	379,926	60,804
Financial debt, maturities at variable rates
In U.S. dollars	778,050	—	—
In pesos	279,510	1,460,405	—
Interest	85,340	44,613	—
Total financial liabilities	$6,746,007	1,884,944	60,804

	December 31, 2019
	Less than 1 year	1 to 3 years	3 to 5 years
Trade payables, sundry creditors and expenses payable	$4,491,171	—	—
Due to related parties	76,704	—	—
Lease liabilities	149,538	598,040	55,472
Financial debt, maturities at variable rates
In U.S. dollars	2,831,191	—	—
In pesos	609,208	1,488,208	—
Interest	134,535	207,643	—
Total financial liabilities	$8,292,347	2,293,891	55,472

	December 31, 2018
	Less than 1 year	1 to 3 years	3 to 5 years
Trade payables, sundry creditors and expenses payable	$4,593,344	—	—
Due to related parties	147,514	—	—
Financial debt, maturities at variable rates
In U.S. dollars	2,757,459	—	—
In pesos	735,334	44,014	1,500,793
Interest	145,860	270,977	79,719
Total financial liabilities	$8,379,511	314,991	1,580,512

At least on a monthly basis, management evaluates and advises the Board of Directors on its liquidity. As of December 31, 2020, the Company has evaluated that it has sufficient resources to meet its obligations in the short and long term; therefore, it does not consider having liquidity gaps in the future and it will not be necessary to sell assets to pay its debts at unusual discounts or at out-of-market prices.

d)   Market risk

Market risk is defined as the potential loss arising from the portfolio of derivative financial instruments and investment in securities for changes in risk factors that affect the valuation of short or long positions. In this sense, the uncertainty of future losses resulting from changes in market conditions (interest rates, foreign currency, prices of commodities, among others), which directly affects movements in the price of both assets and liabilities, is detected.

The Company measures, monitors and reports all financial instruments subject to market risk, using sensitivity measurement models to show the potential loss associated with movements in risk variables, according to different scenarios on rates, prices and types of change during the period.

Monitoring

Sensitivity analyses are prepared at least monthly and are compared with the limits established. Any excess identified is reported to the Risk Committee.

Stress tests

At least monthly, the Company conducts stress tests calculating the value of the portfolios and considering changes in risk factors observed in historical dates of financial stress.

i.   Commodities price risk

With respect to risks related to commodities designated in a formal hedging relationship, the Company seeks protection against downward variations in the agreed-upon price of corn and/or sorghum with the producer, which may represent an opportunity cost as there are lower prices in the current market upon receiving the inventory, and to hedge the risk of a decline in prices between the receipt date and that of inventory consumption.

Purchases of corn and/or sorghum are formalized through an agreement denominated "Forward buy-sell agreement", which has the following characteristics:

•	Transaction date
•	Number of agreed-upon tons
•	Harvest, state and agricultural cycle from which the harvest originates
•	Price of product per ton, plus quality award or penalty

Agricultural agreements that result in firm commitments are linked to two corn and/or sorghum agricultural cycles, and in contracting purchases, both contracting cycles and dates are itemized as follows:

•

Fall-winter Cycle - The registration window period is at the discretion of the Agency of Services for Distribution and Development of Agricultural Markets (ASERCA, for its Spanish acronym), which is usually between December and March, while the fall-winter cycle harvest period takes place during May, June and July. However, corn and/or sorghum harvest could lengthen up to one month or several months, depending on the weather conditions, such as drought and frost.

•

Spring-summer Cycle - The registration window period is at the discretion of ASERCA; the spring-summer cycle usually takes place during the July and August and the harvest depends on each state of the country and is highly variable.

During 2020 the Company did not participate in any program. As of December 31, 2019 and 2018, the Company participated in the ASERCA program as buyer of the corn and / or sorghum crops, for which the Company had to prove that a risk management instrument was maintained against market price fluctuations. Based on the foregoing, the Company entered into “put” options with maturities in March 2020 and 2019, July, September and December 2020, 2019 and 2018, with companies listed on the Chicago Mercantile Exchange. As of December 2019, and 2018, the gain on valuation is $574  (30 thousand dollars) and $217  (11 thousand dollars), respectively.

As of December 31, 2020 and 2018, the Company did not receive any subsidy. During 2019 there is a subsidy of $50,730 by ASERCA for the purchase of hedging "puts" to the consumer. The Company participated in the "Agriculture by Contract" program with ASERCA, where contracts for the purchase of "put" options are registered with companies listed on the Chicago Mercantile Exchange and the benefit of this program is the recovery of the breach of Call hedge purchased, in turn, by the producer with ASERCA. The benefit under this scheme benefit as of December 31, 2019 is $1,802. During 2020 and 2018, no benefits have been realized under this scheme.

With respect to the risk in commodities that are not designated in a formal hedging relationship and to which the Company is exposed, sensitivity tests on corn and sorghum futures agreements are performed, considering different (bullish and bearish) scenarios. The results of these sensitivity analyses are presented in paragraph g) of this note.

ii.   Chicken price risk

The Company is exposed to financial risks mainly related to changes in the price of chicken.

The Company presently does not anticipate that the price of chicken will decrease to a level that represents a risk to the Company in the future; therefore, as of December 31, 2020, 2019 and 2018, it has not entered into any derivative financial instrument or other agreement for managing the risk related to a decrease in the chicken price.

The Company reviews chicken prices frequently in order to evaluate the need of having a financial instrument to manage the risk of price increases.

iii.  Exchange risk

The Company is exposed to the effects of exchange rate volatility, mainly in relation to Mexican pesos/dollars exchange rates on the Company’s assets and liabilities, including: investments in securities and derivative financial instruments hedging commodities, which are denominated in a currency other than the Company’s functional currency. In this regard, the Company has implemented a sensitivity analysis to measure the effects that currency risk may have over the assets and liabilities described.

The Company protects itself from exchange rate risk through economic hedging with derivative financial instruments, which cover a percentage of its estimated exposure to exchange rate volatility in relation to projected sale and purchase transactions. All instruments entered into as economic hedges of foreign exchange risk have maturities of less than one year from the contract date.

As of December 31, 2020, 2019 and 2018, the Company entered into derivative financial instrument positions as economic hedges to mitigate exchange rate risks.

iv.   Foreign currency position

The Company has financial instrument assets and liabilities denominated in foreign currency on which there is an exposure to currency risk.

Below is the foreign currency position that the Company has as of December 31, 2020, 2019 and 2018.

	December 31,
	2020		2019		2018
		Mexican		Mexican		Mexican
	Dollars	Pesos	Dollars	Pesos	Dollars	Pesos
Assets
Cash and cash equivalents	$479,325	9,562,534	569,569	10,759,165	384,119	7,555,616
Investment in securities at fair value through profit or loss	40,424	806,459	4,576	86,447	19,447	382,519
Investment in securities at fair value through other comprehensive income	47,003	937,715	16,716	315,761	—	—
Accounts receivable	2,683	53,517	2,160	40,809	252	4,950
Total assets	569,435	11,360,225	593,021	11,202,182	403,818	7,943,085

Liabilities
Trade accounts payable	(107,224)	(2,139,115)	(120,699)	(2,280,003)	(194,701)	(3,829,765)
Financial debt	(39,000)	(778,050)	(149,878)	(2,831,191)	(140,186)	(2,757,459)
Lease liabilities	(6,558)	(130,828)	(7,635)	(144,224)	—	—
Total Liabilities	(152,782)	(3,047,993)	(278,212)	(5,255,418)	(334,887)	(6,587,224)
Net asset position	$416,653	8,312,232	314,809	5,946,764	68,931	1,355,861

The Company performs a sensitivity analysis related to the potential effects of changes in exchange rates on its financial information. These results are shown in paragraph g) of this note. This analysis represent the scenarios that Management considers reasonably possible of occurring.

The following is a detail of exchange rates effective during the fiscal year:

				Spot exchange rate at
	Average exchange rate			December 31,
	2020	2019	2018	2020	2019	2018
Dollars	$21.49	19.25	19.23	19.95	18.89	19.67

The exchange rate at the date of issuance of the consolidated financial statements is $19.84.

v.   Interest rate risk

The Company is exposed to fluctuations in interest rates for certain financial instruments, such as its investments in financial instruments, bank loans and debt securities. This risk is managed taking into account market conditions and the criteria of its Risk Committee and Board of Directors.

Interest rate fluctuations impacted mainly bank loans by changing either their fair value (fixed rate debt) or the future cash flows (variable rate debt). Management does not have a formal policy to determine how much of the Company's exposure to interest rates should be at fixed or variable. However, at the time of obtaining new loans, management uses its judgment considering technical analyses and market forecasts to decide whether fixed or variable rate instruments would be more favorable during the terms of such instruments.

To monitor this risk, the Company performs sensitivity tests at least monthly to measure the effect of the change in interest rates in the instruments described in the preceding paragraph, which are summarized in subsection g) of this note.

e)   Financial instruments at fair value

The amounts of accounts payable and accounts receivable approximate their fair value because of their nature and short-term maturities.

The table below summarizes the fair value of the financial instruments that are recognized at amortized cost, together with the carrying amount included in the consolidated statements of financial position:

Liabilities
recorded at	Carrying		Carrying		Carrying
amortized cost	amount	Fair value	amount	Fair value	amount	Fair value
	2020		2019		2018
Financial debt	$2,517,965	2,550,758	4,928,607	4,952,445	5,037,600	5,037,688

f)   Fair value hierarchy

The fair value of financial assets and liabilities is determined as follows:

•

The fair value of the financial assets and liabilities that have standard terms and conditions and are traded in active liquid markets, which are determined by reference to quoted market prices (market approach), therefore, these instruments are considered Level 1 hierarchy according to the classification of fair value hierarchy described in note 2 b).

•

The fair value of derivative financial instruments of the Company (commodities) is determined based on the future prices of the Chicago Stock Exchange, so these instruments are considered Level 2 hierarchy.

The following table summarizes financial instruments carried at fair value:

	Level 1	Level 2	Level 3	Total
As of December 31, 2020
Investment in securities at fair value through profit or loss	$1,018,322	—	—	1,018,322
Investment in securities at fair value through other comprehensive income	937,715	—	—	937,715
Derivative financial instruments	—	(194,181)	—	(194,181)
	$1,956,037	(194,181)	—	1,761,856

	Level 1	Level 2	Level 3	Total
As of December 31, 2019
Investment in securities at fair value through profit or loss	$186,284	—	—	186,284
Investment in securities at fair value through other comprehensive income	315,761	—	—	315,761
Derivative financial instruments	—	18,098	—	18,098
	$502,045	18,098	—	520,143

	Level 1	Level 2	Level 3	Total
As of December 31, 2018
Investment in securities at fair value through profit or loss	$550,068	—	—	550,068
Derivative financial instruments	—	6,570	—	6,570
	$550,068	6,570	—	556,638

Information regarding the hierarchy of fair value measurements related to financial liabilities that are not recognized at fair value, but for which disclosures are required, is summarized below:

	Level 1	Level 2	Level 3	Total
As of December 31, 2020
Financial debt - bank institutions	$—	(1,059,300)	—	(1,059,300)
Financial debt – debt securities	(1,491,458)	—	—	(1,491,458)
	$(1,491,458)	(1,059,300)	—	(2,550,758)

	Level 1	Level 2	Level 3	Total
As of December 31, 2019
Financial debt - bank institutions	$—	(3,455,810)	—	(3,455,810)
Financial debt – debt securities	(1,496,635)	—	—	(1,496,635)
	$(1,496,635)	(3,455,810)	—	(4,952,445)

	Level 1	Level 2	Level 3	Total
As of December 31, 2018
Financial debt - bank institutions	$—	(3,536,895)	—	(3,536,895)
Financial debt – debt securities	(1,500,793)	—	—	(1,500,793)
	$(1,500,793)	(3,536,895)	—	(5,037,688)

g)   Quantitative sensitivity measurements

The following are sensitivity analysis for the most significant risks to which the Company is exposed as of December 31, 2020, 2019 and 2018. These analysis represent the scenarios that management believes are reasonably possible of occurring in future periods and were evaluated in accordance with the policies of the Company’s Risk Committee.

i.   Derivative Financial Instruments related to exchange rate and commodities risks

As of December 31, 2020, the Company has taken positions on derivative financial instruments to hedge exchange rate risks and commodities.

A  15% increase in the Mexican peso with respect to the U.S. dollar as of the end of 2020, 2019 and 2018 would have resulted in a valuation gain of $506,705,  $16,824 and $28,767 on the fair value of the Company’s exchange rate derivative financial instruments position. On the other hand, a decrease of 15% in the aforementioned rate would have resulted in an additional valuation loss during the respective periods of $1,405,538,  $31,133 and $48,429.

The following table shows the Company’s sensitivity to an increase and decrease of 15% for 2020, 2019 and 2018 in the “bushell” price of corn and short ton price of soybeans.

	Effect of Increase			Effect of Decrease
	2020	2019	2018	2020	2019	2018
Loss (profit) for the year	$(87,711)	(121,762)	(2,665)	$(12,530)	100,490	105

ii.   Interest rate risk

As described in Note 18, the Company has financial debt denominated in pesos and dollars, which bear interest at variable rates based on TIIE and LIBOR, respectively.

The following table shows the Company’s sensitivity to an increase and decrease of 50 basis points for 2020, 2019 and 2018, in the variable rates to which the Company is exposed.

	Effect of Increase			Effect of Decrease
	2020	2019	2018	2020	2019	2018
Loss (profit) for the year	$13,390	24,465	30,192	$(13,390)	(24,465)	(30,192)

iii.   Exchange risk

As of December 31, 2020, 2019 and 2018, the Company’s net monetary liability position in foreign currency was $  8,312,232,  $5,946,764 and $1,355,861, respectively.

The following table shows the Company’s sensitivity of an increase and decrease of 30% for 2020 and 2019 and 10% for 2018, in exchange rate, which would have an effect in the result from foreign currency position.

	Effect of Increase			Effect of Decrease
	2020	2019	2018	2020	2019	2018
Loss (profit) for the year	$(2,493,673)	(1,784,045)	(135,586)	$2,493,673	1,784,045	135,586